Variable Interest Entities - Carrying Amounts (Details) - Primary Beneficiary - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Assets	$ 10,020	$ 17,612
Liabilities	(2,247)	(19,250)
Net carrying amount	$ 7,773	$ (1,638)